Revenue - Contract Balances - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unbilled due from customers for contract	₩ 1,027,039	₩ 941,793
Due to customers for contract work	(813,207)	(629,399)
Construction contract in progress	₩ 213,832	₩ 312,394